UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21380

           FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED
     ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
     ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
     ---------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                           ---------------
                   Date of fiscal year end: NOVEMBER 30, 2006
                                           ---------------------
                    Date of reporting period: AUGUST 31, 2006
                                             --------------------
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND

To the Shareholders of the Flaherty & Crumrine/Claymore Total Return Fund
("FLC"):

     During the Fund's 3rd fiscal quarter, the economy slowed from its rapid growth earlier in the year and, for the first time in two years, the Federal Reserve paused in its ratcheting up of short-term interest rates. In this environment, the Fund performed very well, earning a total return of +2.9% on its net asset value (NAV) in the three months ended August 31st and +5.5% over its fiscal year-to-date.

     In a reversal of the weak markets for Treasury securities earlier in the year, when the Fund's hedging strategies contributed significantly to results, long-term interest rates declined during the recent fiscal quarter and the interest-rate hedge proved unnecessary. However, as always, we follow the Fund's investment strategy of maintaining the hedge in place, while attempting to control its cost. Doing so helps protect the value of the Fund's holdings against significant increases in long-term interest rates and potentially results in an increase in the Fund's distributable income. During the recent fiscal quarter, the Fund's NAV performed very well, even after absorbing the cost of the hedge.

     Conditions in the market for preferred securities continue to be positive. This market is somewhat amorphous, so we find it useful to break it down into smaller groups of similarly-structured issues. Fully taxable or "hybrid" preferred securities comprise the lion's share of the preferred market, and this segment continues to grow rapidly. Over $24 billion of new taxable preferred securities have come to market in 2006. Income from these issues is taxed as ordinary income to investors and is a deductible expense for the issuer. As of August 31st, 67% of the Fund's portfolio was invested in fully-taxable preferred securities.

     Much of the recent growth in taxable preferred securities has come from issuance of "enhanced" preferreds. These issues have certain terms and conditions which may result in better credit ratings for the issuer (which in turn helps keep their borrowing costs down). Since most of these features favor the issuer, investors should require a higher return. In our view, too often this is not the case. As a result, the portfolio's allocation to enhanced preferreds has increased at a much slower pace than that of the overall market.

     The market for traditional preferred stock (issues that pay dividends and may have tax advantages to certain investors which the Fund can pass through to its shareholders) has been delivering strong relative returns for some time. As of August 31st, this type of security comprised 19% of the Fund's portfolio.

     Since the beginning of 2006, fourteen new traditional preferred stock issues totaling $5.7 billion have been brought to market (increasing the sector total by roughly 10%); the additional supply has helped focus interest on traditional preferred stock and appears to have attracted new investors. Several of these recent issues have dividend rates that adjust every quarter to reflect changes in short-term interest rates. This floating-rate feature fits the Fund nicely because it tends to offset changes in the cost of the Fund's leverage and requires only a minimal interest-rate hedge. However, unless the level of income we can earn on this type of security goes up, we don't anticipate increasing the Fund's holdings much beyond present levels.

     While changes in short-term interest rates affect the valuation of some of the Fund's securities (and therefore its NAV), short-term rates more directly affect the Fund's income and the amount of its dividend by influencing both the cost of its Auction Market Preferred Stock (AMPS) leverage and its hedging strategy. The Fund's leverage generally produces additional distributable income for its Common Stock shareholders. The amount of this additional income is influenced by the "spread" between the income generated by the portfolio and the cost of leverage.

     As the Fed increased short-term interest rates through June 2006, these spreads narrowed significantly and the Fund generated less additional distributable income. If the Fed maintains its pause on short-term rates, and long-term rates do not decrease materially, the Fund's leverage should continue to produce the same additional distributable income as it does now. Of course, if the Fed lowers short-term interest rates, the Fund should see a greater benefit from its use of leverage and consequently have more additional distributable income for its Common Stock shareholders.

     The cost of the Fund's hedging strategy is also directly affected by the slope of the yield curve (in other words, the difference between short- and long-term interest rates). When the yield curve is steep - as it was for most of the period from mid-2001 through 2004 - hedging tends to be expensive, because the market charges the difference between long- and short-term yields to those hedging. However, if the slope of the yield curve is as flat as it has been this year, the market will not charge as much to hedge and the Fund should not need to spend as much on its hedging strategy as it has over the past few years.

     We hope investors will take advantage of the Fund's website, WWW.FCCLAYMORE.COM. On it, there is a more extensive discussion of enhanced hybrid preferred securities, the impact of changing short-term interest rates on the additional distributable income provided by the Fund's leverage and how the slope of the yield curve affects the cost of the Fund's hedging strategy. It also contains a wide range of additional information about the Fund.

          Sincerely,

         /S/ DONALD F. CRUMRINE                         /S/ ROBERT M. ETTINGER
         Donald F. Crumrine                             Robert M. Ettinger
         Chairman of the Board                          President


October 19, 2006

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                     AUGUST 31, 2006 (UNAUDITED)
                     -----------------------------------------------------------

FUND STATISTICS ON 08/31/06
-------------------------------------------------
Net Asset Value                       $    22.41

Market Price                          $    20.44

Discount                                    8.79%

Yield on Market Price                       7.49%

Common Stock Shares
Outstanding                            9,776,333

INDUSTRY CATEGORIES    % OF PORTFOLIO
-------------------------------------
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS

Banks               34%
Utilities           26%
Insurance           19%
REITs                7%
Oil and Gas          5%
Financial Services   5%
Other                4%

MOODY'S RATINGS         % OF PORTFOLIO
--------------------------------------
AAA                              0.1%

AA                               1.9%

A                               24.8%

BBB                             50.3%

BB                              13.2%

B                                0.7%

Not Rated                        6.5%
--------------------------------------
Below Investment Grade*         15.8%

* BELOW INVESTMENT GRADE BY BOTH MOODY'S AND
  S&P.

TOP 10 HOLDINGS BY ISSUER           % OF PORTFOLIO
--------------------------------------------------
Wachovia Corp.                              3.5%

North Fork Bancorporation                   3.2%

Midamerican Energy                          3.1%

Public Storage                              3.1%

Dominion Resources                          3.1%

Capital One Financial                       2.8%

Nexen, Inc.                                 2.6%

PS Business Parks                           2.3%

JPMorgan Chase                              2.2%

Liberty Mutual Insurance                    2.2%

                                                                                                     % OF PORTFOLIO**
---------------------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                              26%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)                          19%
---------------------------------------------------------------------------------------------------------------------
** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX  CATEGORIZATION  OF FUND
   DISTRIBUTIONS.  THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY,
   DEPENDING ON MARKET  CONDITIONS.  INVESTORS  SHOULD CONSULT THEIR TAX ADVISOR
   REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                               VALUE
------------                                                                                               ------
PREFERRED SECURITIES -- 81.6%
               BANKING -- 33.7%
---------------------------------------------------------------------------------------------------------------------
$   5,750,000  Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B...............  $      6,526,940
               Auction Pass-Through Trust, Cl. B:
           15    Series 2006-5, Variable Rate Pfd., 144A****....................................           448,125*
           15    Series 2006-6, Variable Rate Pfd., 144A****....................................           448,125*
       10,900  BAC Capital Trust II, 7.00% Pfd. 02/01/32........................................           274,898
       17,000  BAC Capital Trust XII, 6.875% Pfd. 08/02/55......................................           435,285
       50,900  Bank One Capital Trust VI, 7.20% Pfd.............................................         1,290,569
$   2,600,000  Barclays Bank PLC, Adj. Rate Pfd.................................................         2,436,993**(1)
       68,750  Capital One Capital II, 7.50% Pfd. 06/15/66......................................         1,806,062
$   7,500,000  Capital One Capital III, 7.686% Pfd..............................................         7,837,387
       20,000  Citigroup Capital VIII, 6.95% Pfd. 09/15/31......................................           509,000
       40,000  Cobank, ACB, 7.00% Pfd., 144A****................................................         2,071,800*
       20,000  Colonial Capital Trust IV, 7.875% Pfd............................................           515,700
       11,000  Comerica (Imperial) Capital Trust I, 7.60% Pfd. 07/01/50.........................           280,170
        7,000  FBOP Corporation, Adj. Rate Pfd., 144A****.......................................         7,140,000*
$   2,000,000  First Chicago NBD Capital A, 7.95% 12/01/26 Capital Security, 144A****...........         2,083,410
$     400,000  First Empire Capital Trust I, 8.234% 02/01/27 Capital Security...................           419,506
$   1,900,000  First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B.............         2,002,381(1)
               First Republic Bank:
      160,000    6.25% Pfd......................................................................         3,931,200*
       23,898    7.25% Pfd......................................................................           604,022
       23,100  Fleet Capital Trust VII, 7.20% Pfd. 12/15/31.....................................           589,165
            2  FT Real Estate Securities Company, 9.50% Pfd., 144A****..........................         2,654,157
$   7,100,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security......................         7,544,069
               HBOS Capital Funding LP:
$   4,500,000    6.85% Pfd......................................................................         4,560,975(1)
$     750,000    Variable Rate Pfd., 144A****...................................................           713,558**(1)
$   3,000,000  Haven Capital Trust I, 10.46% 02/01/27 Capital Security..........................         3,202,380
$     855,000  HSBC Capital Trust II, 8.38% 05/15/27 Capital Security, 144A****.................           905,988(1)
      225,000  HSBC USA, Inc., 6.50% Pfd., Series H.............................................         5,947,875*
               ING Groep NV:
       36,000     7.05% Pfd.....................................................................           914,760**(1)(2)
       20,500     7.20% Pfd.....................................................................           527,875**(1)
$   2,550,000  JPMorgan Capital Trust I, 7.54% 01/15/27 Capital Security........................         2,650,419
        2,700  JPMorgan Chase Capital IX, 7.50% Pfd. 02/15/31...................................            69,026
$   1,500,000  JPMorgan Chase Capital XVIII, 6.95% 08/17/36 Capital Security, Series R..........         1,575,570
           10  Marshall & Ilsley Investment II, 8.875% Pfd., 144A****...........................         1,032,229
$   2,500,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security......................         2,616,150
$     810,000  North Fork Capital Trust II, 8.00% 12/15/27 Capital Security.....................           853,193

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2006 (UNAUDITED)
                     -----------------------------------------------------------

SHARES/$ PAR                                                                                               VALUE
------------                                                                                               ------
PREFERRED SECURITIES -- (CONTINUED)
               BANKING -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
      141,059  PFGI Capital Corporation, 7.75% Pfd..............................................  $      3,640,733
$   1,500,000  RBS Capital Trust B, 6.80% Pfd...................................................         1,512,990**(1)
               Roslyn Real Estate:
           25     8.95% Pfd., Series C, 144A**** ...............................................         2,734,541
           10     Adj. Rate Pfd., Series D, 144A**** ...........................................         1,012,500
       33,100  Sovereign Bancorp, 7.30% Pfd., Series C..........................................           882,446*
      191,525  Sovereign Capital Trust V, 7.75% Pfd. 05/22/36...................................         5,052,430
        4,100  SunTrust Capital IV, 7.125% Pfd. 10/15/31........................................           104,530
       10,000  SunTrust Capital V, 7.05% Pfd. 12/15/31..........................................           254,800
$   5,050,000  Union Planters Capital Trust, 8.20% 12/15/26 Capital Security....................         5,267,276
       19,000  USB Capital V, 7.25% Pfd. 12/15/31...............................................           484,310
       12,600  USB Capital VIII, 6.35% Pfd. 12/29/65............................................           313,173
       17,500  USB Capital X, 6.50% Pfd. 04/12/66...............................................           436,888
$   5,000,000  Wachovia Capital Trust I, 7.64% 01/15/27 Capital Security, 144A****..............         5,208,950
$     670,000  Wachovia Capital Trust V, 7.965% 06/01/27 Capital Security, 144A****.............           700,723
      217,200  Wachovia Preferred Funding, 7.25% Pfd., Series A.................................         6,097,890
$   1,800,000  Washington Mutual Preferred Funding, Variable Rate Pfd., 144A****................         1,766,727
$   4,000,000  Webster Capital Trust I, 9.36% 01/29/27 Capital Security, 144A****...............         4,224,420
------------------------------------------------------------------------------------------------------------------
                                                                                                       117,114,289
                                                                                                  ----------------
               FINANCIAL SERVICES -- 3.0%
---------------------------------------------------------------------------------------------------------------------
               Goldman Sachs Group, Inc.:
       50,000     Adj. Rate Pfd., Series D .....................................................         1,278,750*
        1,500     STRIPES Custodial Receipts, Pvt. .............................................         1,596,000*
$   3,000,000  Gulf Stream-Compass 2005 Composite Notes, 144A****...............................         3,011,340
        4,500  Merrill Lynch Capital Trust III, 7.00% Pfd.......................................           115,200
        3,000  Merrill Lynch Series II STRIPES Custodial Receipts, Pvt..........................         3,072,000*
       17,200  Morgan Stanley Capital Trust II, 7.25% Pfd.......................................           436,278
       15,000  Morgan Stanley Capital Trust IV, 6.25% Pfd.......................................           369,375
        9,100  Morgan Stanley Capital Trust V, 5.75% Pfd........................................           210,893
       19,200  Morgan Stanley Capital Trust VI, 6.60% Pfd.......................................           482,784
------------------------------------------------------------------------------------------------------------------
                                                                                                        10,572,620
                                                                                                  ----------------
               INSURANCE -- 13.8%
---------------------------------------------------------------------------------------------------------------------
       15,000  AAG Holding Company, Inc., 7.25% Pfd. ...........................................           379,950
      177,380  ACE Ltd., 7.80% Pfd., Series C ..................................................         4,581,725**(1)
       30,000  Aegon NV, 6.50% Pfd. ............................................................           751,200**(1)(2)
$   4,920,000  AON Capital Trust A, 8.205% 01/01/27 Capital Security ...........................         5,625,307

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                               VALUE
------------                                                                                               ------
PREFERRED SECURITIES -- (CONTINUED)
               INSURANCE -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
               Arch Capital Group Ltd.:
       28,650    7.875% Pfd., Series B..........................................................  $        732,151**(1)
        7,100    8.00% Pfd......................................................................           183,393**(1)
               Axis Capital Holdings:
      116,150    7.25% Pfd., Series A...........................................................         2,965,890**(1)
       27,900    Variable Rate Pfd., Series B...................................................         2,827,805(1)
       53,400  Berkley W.R. Capital Trust II, 6.75% Pfd. 07/26/45 ..............................        1,314,708
       84,800  Endurance Specialty Holdings, 7.75% Pfd. ........................................         2,108,552**(1)
      166,700  Everest Re Capital Trust II, 6.20% Pfd., Series B................................         3,827,432(1)
        5,800  Hartford Capital III, 7.45% Pfd. 10/31/50, Series C .............................           147,320
$   2,050,000  Oil Insurance Ltd., Variable Rate Pfd., 144A****.................................         2,091,123(1)
               PartnerRe Ltd.:
       10,000    6.50% Pfd., Series D...........................................................           243,950**(1)
       33,000    6.75% Pfd., Series C...........................................................           823,845**(1)
       86,000  Principal Financial Group, 6.518% Pfd. ..........................................         2,374,890*
$   1,250,000  Renaissancere Capital Trust, 8.54% 03/01/27 Capital Security, Series B...........         1,316,381(1)
      128,350  Renaissancere Holdings Ltd., 6.08% Pfd., Series C ...............................         2,857,071**(1)
      109,000  Scottish Re Group Ltd., 7.25% Pfd. ..............................................         2,156,565**(1)
       53,360  St. Paul Capital Trust I, 7.60% Pfd. 10/15/50 ...................................         1,355,344
$   1,906,000  Sun Life Canada Capital Trust, 8.526% Capital Security, 144A****.................         2,011,554(1)
       32,800  Torchmark Capital Trust III, 7.10% Pfd. .........................................           835,252
$   4,815,000  USF&G Capital, 8.312% 07/01/46 Capital Security, 144A**** .......................         5,784,789
       30,000  XL Capital Ltd., 7.625% Pfd., Series B ..........................................           770,550**(1)
------------------------------------------------------------------------------------------------------------------
                                                                                                        48,066,747
                                                                                                  ----------------
               UTILITIES -- 20.5%
---------------------------------------------------------------------------------------------------------------------
$     357,000  AGL Capital Trust, 8.17% 06/01/37 Capital Security ..............................           377,767
       45,700  Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 .......................         4,759,655*
      230,000  Calenergy Capital Trust III, 6.50% Pfd. 09/01/27 ................................        10,865,200
$     500,000  COMED Financing II, 8.50% 01/15/27 Capital Security, Series B ...................           524,420
$   2,375,000  COMED Financing III, 6.35% 03/15/33 Capital Security ............................         2,103,906
$   2,500,000  Dominion Resources Capital Trust  I, 7.83% 12/01/27 Capital Security ............         2,643,400
       10,000  Dominion Resources Capital Trust II, 8.40% Pfd. 01/30/41 ........................           255,350
$   6,750,000  Dominion Resources Capital Trust III, 8.40% 01/15/31 Capital Security ...........         7,795,474
       20,000  Duquesne Light Company, 6.50% Pfd. ..............................................         1,015,500*
      145,000  Entergy Arkansas, Inc., 6.45% Pfd. ..............................................         3,727,950*
       50,000  Entergy Louisiana, Inc., 6.95% Pfd., 144A**** ...................................         5,180,250*
       83,500  FPC Capital I, 7.10% Pfd., Series A .............................................         2,109,210
       48,700  Georgia Power Capital Trust  V, 7.125% Pfd. 03/31/42 ............................         1,245,746

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2006 (UNAUDITED)
                     -----------------------------------------------------------

SHARES/$ PAR                                                                                               VALUE
------------                                                                                               ------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
$   4,500,000  Houston Light & Power Capital Trust II, 8.257% 02/01/37 Capital Security ........  $      4,727,812
       30,445  Indianapolis Power & Light Company, 5.65% Pfd. ..................................         2,818,903*
               Interstate Power & Light Company:
       90,000    7.10% Pfd., Series C...........................................................         2,305,350*
       38,600    8.375% Pfd., Series B..........................................................         1,187,529*
$   5,000,000  PECO Energy Capital Trust IV, 5.75% 06/15/33 Capital Security ...................         4,393,475
       16,200  PSEG Funding Trust II, 8.75% Pfd. ...............................................           426,627
$   1,800,000  Puget Sound Energy Capital Trust, 8.231% 06/01/27 Capital Security, Series B ....         1,904,031
       22,500  Southern California Edison, 6.00% Pfd. ..........................................         2,232,720*
      151,100  Southern Union Company, 7.55% Pfd. ..............................................         3,926,333*
       10,000  Southwest Gas Capital II, 7.70% Pfd. ............................................           259,350
        5,000  Union Electric Company, $7.64 Pfd. ..............................................           516,275*
        5,000  Virginia Electric & Power Company, $6.98 Pfd. ...................................           513,300*
       30,000  Virginia Power Capital Trust, 7.375% Pfd. 07/30/42 ..............................           768,150
       18,000  Vectren Utility Holdings, 7.25% Pfd. 10/15/31 ...................................           456,570
       85,137  Wisconsin Power & Light Company, 6.50% Pfd. .....................................         2,209,731*
------------------------------------------------------------------------------------------------------------------
                                                                                                        71,249,984
                                                                                                  ----------------
               OIL AND GAS -- 1.7%
---------------------------------------------------------------------------------------------------------------------
$   2,793,000  Enterprise Products Partners, Variable Rate Pfd. ................................         2,906,424
        2,750  EOG Resources, Inc., 7.195% Pfd., Series B ......................................         2,879,827*
------------------------------------------------------------------------------------------------------------------
                                                                                                         5,786,251
                                                                                                  ----------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 7.4%
---------------------------------------------------------------------------------------------------------------------
               BRE Properties, Inc.:
        6,000   6.75% Pfd., Series C............................................................           145,080
       24,500   8.08% Pfd., Series B............................................................           628,547
       15,849  Duke Realty Corporation, 6.625% Pfd., Series J                                              388,776
       20,000  Equity Office Property Trust, 7.75% Pfd., Series G                                          507,800
       85,000  Equity Residential Properties, 8.29% Pfd., Series K..............................         5,023,925
               PS Business Parks, Inc.:
       81,900   7.00% Pfd., Series H ...........................................................         2,038,900
      124,620   7.20% Pfd., Series M ...........................................................         3,152,263
       23,538   7.375% Pfd., Series O ..........................................................           601,514
       44,500   7.60% Pfd., Series L ...........................................................         1,150,102
       45,000   7.95% Pfd., Series K ...........................................................         1,172,250

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                               VALUE
------------                                                                                               ------
PREFERRED SECURITIES -- (CONTINUED)
               REAL ESTATE INVESTMENT TRUST (REIT) -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
               Public Storage, Inc.:
       25,100    6.18% Pfd., Series D ..........................................................  $        595,623
      122,850    6.45% Pfd., Series F ..........................................................         2,980,341
       38,900    6.60% Pfd., Series C ..........................................................           962,192
       30,000    6.85% Pfd., Series Y ..........................................................           730,650
      120,000    7.25% Pfd., Series K ..........................................................         3,057,000
       44,200    7.50% Pfd., Series V ..........................................................         1,141,244
        5,100    7.625% Pfd., Series T .........................................................           130,050
       48,600    8.00% Pfd., Series R ..........................................................         1,236,627
-----------------------------------------------------------------------------------------------------------------
                                                                                                        25,642,884
                                                                                                  ----------------
               MISCELLANEOUS INDUSTRIES -- 1.5%
---------------------------------------------------------------------------------------------------------------------
        1,395  Centaur Funding Corporation, 9.08% Pfd. 04/21/20 144A****........................         1,606,663
       40,000  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A****..............................         3,470,400*
------------------------------------------------------------------------------------------------------------------
                                                                                                         5,077,063
                                                                                                  ----------------
                 TOTAL PREFERRED SECURITIES
                 (Cost $278,656,959) ...........................................................       283,509,838
                                                                                                  ----------------
CORPORATE DEBT SECURITIES -- 17.3%
               FINANCIAL SERVICES -- 1.6%
---------------------------------------------------------------------------------------------------------------------
$   4,853,000  Lehman Brothers, Guaranteed Note, Variable Rate, 12/16/16, 144A****..............         4,449,594
       40,900  Saturns-GS, 6.00% 02/15/33, Series Goldman Sachs.................................           973,625
------------------------------------------------------------------------------------------------------------------
                                                                                                         5,423,219
                                                                                                  ----------------
               INSURANCE -- 4.9%
---------------------------------------------------------------------------------------------------------------------
       20,000  American Financial Group, Inc., 7.125% 02/03/34, Senior Note.....................           515,900
$   2,000,000  Farmers Exchange Capital, 7.20% 07/15/48, 144A****...............................         1,991,090
               Liberty Mutual Insurance:
$     914,000    7.50% 08/15/36, 144A**** ......................................................           940,807
$   6,638,000    7.697% 10/15/97, 144A****......................................................         6,623,629
$   7,000,000  UnumProvident Corporation, 7.25% 03/15/28, Senior Notes..........................         6,937,455
------------------------------------------------------------------------------------------------------------------
                                                                                                        17,008,881
                                                                                                  ----------------
               UTILITIES -- 5.1%
---------------------------------------------------------------------------------------------------------------------
       27,200  Corp-Backed Trust Certificates, 7.875% 02/15/32, Series Duke Capital.............           707,608
$   4,000,000  Duquesne Light Holdings, 6.25% 08/15/35..........................................         3,707,400
        5,000  Entergy Mississippi, Inc., 7.25%, 1st Mortgage...................................           128,150
$   4,000,000  Interstate Power & Light Company, 6.45% 10/15/33, Senior Notes...................         4,015,960

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2006 (UNAUDITED)
                     -----------------------------------------------------------

SHARES/$ PAR                                                                                               VALUE
------------                                                                                               ------
CORPORATE DEBT SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
$   2,070,000  Oncor Electric Delivery Company, 7.25% 01/15/33..................................  $      2,315,844
       62,000  PPL Energy Supply LLC, 7.00% 07/15/46............................................         1,584,410
$   1,200,000  TXU Corporation, 6.50% 11/15/24..................................................         1,117,902
$   4,000,000  Wisconsin Electric Power Company, 6.875% 12/01/95................................         4,323,500
------------------------------------------------------------------------------------------------------------------
                                                                                                        17,900,774
                                                                                                  ----------------
               OIL AND GAS -- 3.2%
---------------------------------------------------------------------------------------------------------------------
$   2,500,000  KN Energy, Inc., 7.45% 03/01/98..................................................         2,208,737
      356,200  Nexen, Inc., 7.35% Subordinated Notes............................................         9,065,290(1)
------------------------------------------------------------------------------------------------------------------
                                                                                                        11,274,027
                                                                                                  ----------------
               MISCELLANEOUS INDUSTRIES -- 2.5%
---------------------------------------------------------------------------------------------------------------------
       19,625  Ford Motor Company, 7.50% 06/10/43, Senior Notes.................................           366,399
$   6,265,000  General Motors Corporation, 8.80% 03/01/21.......................................         5,274,378
               Pulte Homes, Inc.:
       25,844    7.375% 06/01/46................................................................           661,477
$   2,160,000    7.875% 06/15/32, Senior Notes..................................................         2,374,726
------------------------------------------------------------------------------------------------------------------
                                                                                                         8,676,980
                                                                                                  ----------------
                 TOTAL CORPORATE DEBT SECURITIES
                 (Cost $62,508,351) ............................................................        60,283,881
                                                                                                  ----------------
OPTION CONTRACTS -- 0.1%
          281  December Call Options on December U.S. Treasury Bond Futures, Expiring 11/21/06..           216,125+
        1,757  December Put Options on December U.S. Treasury Bond Futures, Expiring 11/21/06...           192,172+
          563  October Put Options on December U.S. Treasury Bond Futures, Expiring 09/22/06....             8,797+
------------------------------------------------------------------------------------------------------------------
                 TOTAL OPTION CONTRACTS
                 (Cost $1,365,081) .............................................................           417,094
                                                                                                  ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                               VALUE
------------                                                                                               ------
MONEY MARKET FUND -- 0.1%
         216,758  BlackRock Provident Institutional, TempFund ..................................  $        216,758
------------------------------------------------------------------------------------------------------------------
                  TOTAL MONEY MARKET FUND
                  (Cost $216,758) ..............................................................           216,758
                                                                                                  ----------------

TOTAL INVESTMENTS (Cost $342,747,149***) ..........................................      99.1%         344,427,571
OTHER ASSETS AND LIABILITIES (Net) ................................................       0.9%           3,177,862
                                                                                     --------     ----------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK ....................     100.0%++  $    347,605,433
                                                                                     --------     ----------------
AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE .........................................      (128,500,000)
                                                                                                  ----------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK .....................................................  $    219,105,433
                                                                                                  ================
-----------------------------
*       Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**      Securities distributing Qualified Dividend Income only.
***     Aggregate cost of securities held.
****    Securities exempt from registration under Rule 144A of the Securities
        Act of  1933.  These  securities  may be  resold  in  transactions  exempt  from registration  to qualified  institutional  buyers.  These  securities  have been determined  to be  liquid  under  the  guidelines  established  by the  Board of
        Directors.
(1)     Foreign Issuer.
(2)     All or a portion of this  security has been pledged as collateral  for written  option  positions.
+       Non-income  producing.
++      The percentage  shown  for  each  investment  category  is the  total  value of that category as a percentage of net assets available to Common and Preferred Stock.

           ABBREVIATIONS:
PFD.    -- Preferred Securities
PVT.    -- Private Placement Securities
REIT    -- Real Estate Investment Trust



OPEN OPTION CONTRACTS WRITTEN

CONTRACTS                    CONTRACT DESCRIPTION                                                      VALUE
---------                    --------------------                                                      ------
      225      December Call Options on December U.S. Treasury Bond Futures,
                  Expiring 11/21/06, Strike Price 108 .........................................   $       (752,344)
       56      December Call Options on December U.S. Treasury Bond Futures,
                  Expiring 11/21/06, Strike Price 110 .........................................           (105,875)
------------------------------------------------------------------------------------------------------------------
                 TOTAL OPEN OPTION CONTRACTS WRITTEN (Cost $701,447) ..........................           (858,219)
                                                                                                  ----------------

                                       10

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2005 THROUGH AUGUST 31, 2006 (UNAUDITED)
        ------------------------------------------------------------------------

                                                                                                       VALUE
                                                                                                      --------
OPERATIONS:
     Net investment income ....................................................................   $     14,701,693
     Net realized gain/(loss) on investments sold during the period ...........................          1,525,817
     Change in net unrealized appreciation/depreciation of investments held
         during the period ....................................................................             (4,342)
     Distributions to AMPS* Shareholders from net investment income,
         including changes in accumulated undeclared distributions ............................         (4,547,538)
                                                                                                  ----------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................................         11,675,630

DISTRIBUTIONS:
     Dividends paid from net investment income to Common Stock Shareholders(2) ................        (11,584,954)
                                                                                                  ----------------
     TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS .........................................        (11,584,954)

FUND SHARE TRANSACTIONS:
     Increase from shares issued under the Dividend Reinvestment
         and Cash Purchase Plan ...............................................................                 --
                                                                                                  ----------------
     NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
         RESULTING  FROM FUND SHARE TRANSACTIONS ..............................................                 --

     NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK                                         ----------------
         FOR THE PERIOD .......................................................................   $         90,676
                                                                                                  ================

------------------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period ......................................................................   $    219,014,757
     Net increase in net assets during the period .............................................             90,676
                                                                                                  ----------------
     End of period ............................................................................   $    219,105,433
                                                                                                  ================

--------------------------------------------------------
*   Auction Market Preferred Stock.
(1) These tables  summarize the nine months ended August 31, 2006 and should be read in conjunction  with the Fund's  audited  financial  statements,  including footnotes,  in its Annual Report dated November 30, 2005.
(2) May include income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
Flaherty  &   Crumrine/Claymore   Total  Return  Fund   Incorporated
FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2005 THROUGH AUGUST 31, 2006 (UNAUDITED) FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.
-----------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period ........................................................   $       22.40
                                                                                                     -------------
INVESTMENT OPERATIONS:
     Net investment income .......................................................................            1.50
     Net realized and unrealized gain/(loss) on investments ......................................            0.17

DISTRIBUTIONS TO AMPS* SHAREHOLDERS:
     From net investment income ..................................................................           (0.47)
     From net realized capital gains .............................................................              --
                                                                                                     -------------
     Total from investment operations ............................................................            1.20
                                                                                                     -------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
     From net investment income ..................................................................           (1.19)
     From net realized capital gains .............................................................              --
                                                                                                     -------------
     Total distributions to Common Stock Shareholders ............................................           (1.19)
                                                                                                     -------------
     Net asset value, end of period ..............................................................   $       22.41
                                                                                                     =============
     Market value, end of period .................................................................   $       20.44
                                                                                                     =============
     Common Stock shares outstanding, end of period ..............................................       9,776,333
                                                                                                     =============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
     Net investment income+ ......................................................................            6.21%**
     Operating expenses ..........................................................................            1.53%**
--------------------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate .....................................................................              52%***
     Total net assets available to Common and Preferred Stock, end of period (in 000's) ..........   $     347,605
     Ratio of operating expenses to total average net assets available to
         Common and Preferred Stock ..............................................................            0.96%**

(1)  These tables summarize the nine months ended August 31, 2006 and should be read in conjunction  with the Fund's  audited  financial  statements,  including footnotes,  in its Annual  Report dated  November  30,  2005.
*    Auction  Market Preferred Stock.
**   Annualized.
***  Not annualized.
+    The net investment income ratios reflect income net of operating  expenses and payments  to  AMPS*  Shareholders.
++   Information   presented  under  heading Supplemental Data includes AMPS*.

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
                                           -------------------------------------

                                                          TOTAL                                                 DIVIDEND
                                                        DIVIDENDS       NET ASSET              NYSE           REINVESTMENT
                                                          PAID            VALUE           CLOSING PRICE         PRICE(1)
                                                        ----------      ----------        --------------     --------------
December 31, 2005 ..............................          $0.1400         $22.59             $19.16               $19.39
January 31, 2006................................           0.1400          22.58              20.43                20.52
February 28, 2006 ..............................           0.1400          22.62              20.69                20.87
March 31, 2006 .................................           0.1275          22.41              19.81                19.89
April 30, 2006 .................................           0.1275          22.18              19.45                19.62
May 31, 2006 ...................................           0.1275          22.15              19.60                19.80
June 30, 2006 ..................................           0.1275          21.93              19.12                19.39
July 31, 2006 ..................................           0.1275          21.87              19.73                19.88
August 31, 2006 ................................           0.1275          22.41              20.44                20.59

--------------------
 (1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-----------------------------------------


1.   AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

     At August 31, 2006, the aggregate cost of securities for federal income tax purposes was $343,750,843, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $6,312,354, and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $6,493,845.

                      [This page intentionally left blank]

                                [GRAPHIC OMITTED]
                                 LIGHTHOUSE ART

                          FLAHERTY & CRUMRINE/CLAYMORE
                          ============================
                                TOTAL RETURN FUND


                                    QUARTERLY
                                     REPORT

                                 AUGUST 31, 2006

                               WWW.FCCLAYMORE.COM

DIRECTORS
   Donald F. Crumrine, CFA
     Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   R. Eric Chadwick,  CFA
     Chief Financial  Officer,
     Vice President and Treasurer
   Chad  C.  Conwell
     Chief  Compliance  Officer,
     Vice  President  and  Secretary
   Bradford S. Stone
     Vice President and
     Assistant Treasurer
   Nicholas Dalmaso
     Vice President and Assistant Secretary
   Christopher D. Ryan, CFA
     Vice President
   Laurie C. Lodolo
     Assistant Compliance Officer,
     Assistant Treasurer and
     Assistant Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

SERVICING AGENT
   Claymore Securities, Inc.
   1-866-233-4001

QUESTIONS  CONCERNING YOUR SHARES OF FLAHERTY &
CRUMRINE/CLAYMORE  TOTAL RETURN FUND?
   o   If your shares are held in a Brokerage
       Account, contact your Broker.
   o   If you have physical  possession  of your  shares
       in  certificate form,   contact   the   Fund's   Transfer
       Agent   --
           PFPC   Inc. 1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED
              ------------------------------------------------------------------

By (Signature and Title)* /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                         Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                         (principal executive officer)

Date     OCTOBER 16, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                         Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                         (principal executive officer)

Date     OCTOBER 16, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ R. ERIC CHADWICK
                         -------------------------------------------------------
                        R. Eric Chadwick, Chief Financial Officer, Treasurer and Vice President
                        (principal financial officer)

Date     OCTOBER 16, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.